Investments (Amortized Costs And Fair Values Of Fixed Maturity Securities Available-For-Sale) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Investments [Line Items]
Total fixed maturity securities-available-for-sale, Amortized Cost	$ 6,209.9	$ 6,023.0
Total fixed maturity securities-available-for-sale, Unrealized Gains	580.5	415.8
Total fixed maturity securities-available-for-sale, Unrealized Losses	20.9	19.7
Total fixed maturity securities-available-for-sale, Fair Value	6,769.5	6,419.1
U.S. Government And Agency Bonds [Member]
Schedule of Investments [Line Items]
Total fixed maturity securities-available-for-sale, Amortized Cost	387.8	374.4
Total fixed maturity securities-available-for-sale, Unrealized Gains	64.3	41.5
Total fixed maturity securities-available-for-sale, Fair Value	452.1	415.9
U.S. State And Political Subdivision Bonds [Member]
Schedule of Investments [Line Items]
Total fixed maturity securities-available-for-sale, Amortized Cost	164.8	203.3
Total fixed maturity securities-available-for-sale, Unrealized Gains	14.0	8.0
Total fixed maturity securities-available-for-sale, Unrealized Losses		2.2
Total fixed maturity securities-available-for-sale, Fair Value	178.8	209.1
Foreign Government Bonds [Member]
Schedule of Investments [Line Items]
Total fixed maturity securities-available-for-sale, Amortized Cost	61.7	63.2
Total fixed maturity securities-available-for-sale, Unrealized Gains	10.4	6.5
Total fixed maturity securities-available-for-sale, Unrealized Losses		0.1
Total fixed maturity securities-available-for-sale, Fair Value	72.1	69.6
Corporate Bonds [Member]
Schedule of Investments [Line Items]
Total fixed maturity securities-available-for-sale, Amortized Cost	5,588.4	5,368.8
Total fixed maturity securities-available-for-sale, Unrealized Gains	491.8	359.8
Total fixed maturity securities-available-for-sale, Unrealized Losses	20.9	17.4
Total fixed maturity securities-available-for-sale, Fair Value	6,059.3	5,711.2
S&P 500 Index Options [Member]
Schedule of Investments [Line Items]
Total fixed maturity securities-available-for-sale, Amortized Cost	7.2	13.3
Total fixed maturity securities-available-for-sale, Fair Value	$ 7.2	$ 13.3